UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-2003

Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway, New York, NY	10001
(Address of principal executive offices)	(Zip code)

The Reserve

1250 Broadway

New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-637-1700

Date of fiscal year end:	Fund 1-5/31 Fund 2-3/31 Fund 3-11/30

Date of reporting period:	6/30/10

Item 1. Proxy Voting Record.

Fund 1(Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund)- The Registrant did not purchase portfolio securities for which it was entitled to vote.

Fund 2-(Treasury & Repo Fund)- The Registrant did not purchase portfolio securities for which it was entitled to vote.

Fund 3-(Reserve Liquid Performance Money Market Fund)- The Registrant did not purchase portfolio securities for which it was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reserve Fund

By (Signature and Title)*	/s/ Christina Massaro, Chief Compliance Officer

Date	August 19, 2010

*Print the name and title of each signing officer under his or her signature.